Dividends Paid	12 Months Ended
Dec. 31, 2023
Dividends Paid
Dividends Paid

Note 21. Dividends Paid

During the year ended December 31, 2023, a dividend of $0.23 (US$0.17) per common share was paid in U.S. dollars on May 19, 2023 to shareholders of record on May 9, 2023.

During the year ended December 31, 2022, the following dividends were paid by the Company:

(i)	a dividend of $0.25 (US$0.18) per common share which was paid in U.S. dollars on March 4, 2022 to shareholders of record on February 21, 2022;
(ii)	a dividend of $0.34 (US$0.27) per common share which was paid in U.S. dollars on May 23, 2022 to shareholders of record on May 10, 2022;
(iii)	a dividend of $0.33 (US$0.26) per common share which was paid in U.S. dollars on August 26, 2022 to shareholders of record on August 12, 2022; and
(iv)	a dividend of $0.21 (US$0.16) per common share which was paid in U.S. dollars on December 6, 2022 to shareholders of record on November 22, 2022.

The Company did not declare nor pay dividends during the year ended December 31, 2021 other than the stock dividends issued.